Share-based payments - Nexters Long-Term Incentive Plan (Details)	12 Months Ended
Dec. 31, 2025 Options
Share-based payments
Number of options granted	200,302
ESOP options
Share-based payments
Number of options granted	178,228
LTIP - Modified Class B complex vesting options
Share-based payments
Number of options granted	22,074